Significant Items Making up Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Allowances not currently deductible for tax purposes	$ 3,617	$ 3,786
Net operating loss carryforwards	55,278	46,840
Accrued and other	2,736	2,853
Deferred Tax Assets, Gross, Total	61,631	53,479
Less valuation allowance	(56,636)	(47,951)
Deferred Tax Assets, Net of Valuation Allowance, Total	4,995	5,528
Depreciation and amortization	(3,954)	(4,723)
Other	(1,041)	(925)
Net deferred tax liability		$ (120)